OPERATING LEASES (Details) - Schedule of revenues by lease and non-lease components - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Operating Leases
Base rent – fixed	$ 20,541,387	$ 19,534,802
Reimbursements of common area costs	936,438	839,950
Non-lease components (real estate taxes)	1,098,630	1,021,283
Total	22,576,455	21,396,035
Base rent – fixed
Company owned property	13,856,697	12,893,208
Leased property	6,684,690	6,641,594
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,322,923	1,234,537
Leased property	712,145	626,696
Property, Total	$ 2,035,068	$ 1,861,233